April 19, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Calvert Management Series (the “Registrant”) (1933 Act File No. 002-69565) on behalf of Calvert Floating-Rate Advantage Fund and Calvert Ultra-Short Duration Income NextShares (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated October 10, 2017 as revised April 5, 2018 for Calvert Floating-Rate Advantage Fund and a Prospectus dated December 6, 2017 as revised April 5, 2018 for Calvert Ultra-Short Duration Income NextShares. The purpose of the filing is to submit the 497(e) filing dated April 5, 2018 in XBRL for the Funds.

Please contact me at (617) 672-6559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld